UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30, 2011

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            AUGUST 11, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      76

Form 13F Information Table Value Total:      $234,148,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXZA PHARMACEUTICALS INC     EQUITY           015384100       18    10000 SH       SOLE                    10000
ALLSTATE CORP                  EQUITY           020002101     1224    40100 SH       SOLE                    40100
AMGEN INC                      EQUITY           031162100     9883   169374 SH       SOLE                   169374
BARRICK GOLD CORP              EQUITY           067901108     8580   189450 SH       SOLE                   189450
BITSTREAM INC-CLASS A          EQUITY           091736108      348    66500 SH       SOLE                    66500
BLUEPHOENIX SOLUTIONS SHS      EQUITY           M20157109      232   198379 SH       SOLE                   198379
BOSTON SCIENTIFIC CORP         EQUITY           101137107      677    98000 SH       SOLE                    98000
BROCADE COMM SYSTEMS INC       EQUITY           111621306      200    31000 SH       SOLE                    31000
CHIMERA INVESTMENT CORP        EQUITY           16934Q109     5810  1679095 SH       SOLE                  1679095
CHINA MEDIAEXPRESS HLD COM     EQUITY           169442100       76    41300 SH       SOLE                    41300
CHINAEDU CORP-ADR              EQUITY           16945L107     1306   202429 SH       SOLE                   202429
CISCO SYSTEMS, INC             EQUITY           17275R102      353    22605 SH       SOLE                    22605
COCA COLA ENTERPRISES, INC     EQUITY           19122t109      627    21500 SH       SOLE                    21500
COMMONWEALTH REIT              EQUITY           203233101     7727   299040 SH       SOLE                   299040
COWEN GROUP INC                EQUITY           223622101    10277  2733244 SH       SOLE                  2733244
CRAY INC.                      EQUITY           225223304     3298   515321 SH       SOLE                   515321
DETREX CORP                    EQUITY           250685104     4883   696549 SH       SOLE                   696549
DIAMOND OFFSHORE DRILLING      EQUITY           25271C102     6046    85875 SH       SOLE                    85875
EAGLE BULK SHIPPING COM        EQUITY           Y2187A101      590   238000 SH       SOLE                   238000
EMERITUS CORP                  EQUITY           291005106      679    31938 SH       SOLE                    31938
ENCANA CORP                    EQUITY           292505104      308    10000 SH       SOLE                    10000
EV ENERGY PARTNERS LP          EQUITY           26926V107      320     6000 SH       SOLE                     6000
EXELON CORP                    EQUITY           30161n101     5813   135700 SH       SOLE                   135700
EXXON MOBIL CORP               EQUITY           30231G102     6170    75814 SH       SOLE                    75814
GASTAR EXPL LTD COM NEW        EQUITY           367299203      179    52100 SH       SOLE                    52100
GENERAL ELECTRIC CO            EQUITY           369604103     6712   355863 SH       SOLE                   355863
GENERAL MILLS INC              EQUITY           370334104     3350    90000 SH       SOLE                    90000
ITRON INC                      EQUITY           465741106     2052    42600 SH       SOLE                    42600
KINDER MORGAN INC              EQUITY           49456b101     6963   242350 SH       SOLE                   242350
KINROSS GOLD CORPORATION       EQUITY           496902404      474    30000 SH       SOLE                    30000
KRAFT FOODS INC                EQUITY           50075N104     6042   171500 SH       SOLE                   171500
MICROSOFT CORP                 EQUITY           594918104    19807   761793 SH       SOLE                   761793
MONSANTO CO NEW                EQUITY           61166W101     5894    81250 SH       SOLE                    81250
NEWMONT MINING CORP HLDG CO    EQUITY           651639106     3287    60900 SH       SOLE                    60900
OCCIDENTAL PETE CP DEL COM     EQUITY           674599105      541     5200 SH       SOLE                     5200
PEABODY ENERGY CORP            EQUITY           704549104     3853    65400 SH       SOLE                    65400
PEOPLE'S UNITED FINANCIAL, INC EQUITY           712704105     6027   448469 SH       SOLE                   448469
PETROHAWK ENERGY               EQUITY           716495106     4320   175100 SH       SOLE                   175100
PETROLEO BRASILEIRO SA (ADR)   EQUITY           71654V408     5134   151620 SH       SOLE                   151620
PLAZA BANK                     EQUITY           72819V101       79    54650 SH       SOLE                    54650
PRESIDENTIAL LIFE              EQUITY           740884101     7946   761124 SH       SOLE                   761124
RED LION HOTELS CORP           EQUITY           756764106      717    90707 SH       SOLE                    90707
SAFEWAY INC                    EQUITY           786514208     5202   222600 SH       SOLE                   222600
TELECOMMUNICATIONS SYS INC     EQUITY           87929j103      198    41000 SH       SOLE                    41000
UNITECH CORP PARKS	       EQUITY           G9221L100     3151  8925000 SH       SOLE                 16534359
UNITED PARCEL SERVICE          EQUITY           911312106    14601   200202 SH       SOLE                   200202
US BANCORP NEW                 EQUITY           902973304     2574   100900 SH       SOLE                   100900
US GEOTHERMAL INC              EQUITY           90338s102      778  1096000 SH       SOLE                  1096000
US GOLD CORP                   EQUITY           912023207       90    15000 SH       SOLE                    15000
VERAMARK TECHNOLOGOES INC      EQUITY           923351100     1082  1545090 SH       SOLE                  1545090
VITESSE SEMICONDUCTOR          EQUITY           928497304       78    19487 SH       SOLE                    19487
VOLT INFORMATION SCIENCES INC  EQUITY           928703107     6342   647169 SH       SOLE                   647169
WENDYS ARBYS GROUP INC COM     EQUITY           95058w100      760   150000 SH       SOLE                   150000
YAHOO INC                      EQUITY           984332106     8337   554350 SH       SOLE                   554350
YAMANA GOLD INC                EQUITY           98462Y100     2873   247000 SH       SOLE                   247000
ALERIAN MLP ETF                ETF              00162q866     1843   114875 SH       SOLE                   114875
DIAMOND HILL LONG SHORT - CL A ETF              25264s403      400    23785 SH       SOLE                    23785
FIDELITY SPARTAN TOTAL MKT IND ETF              315911404      230     5955 SH       SOLE                     5955
PARNASSUS WORKPLACE FUND       ETF              701765869     1632    75929 SH       SOLE                    75929
POWERSHARES PREFERRED          ETF              73936t565     1414    98577 SH       SOLE                    98577
THE APPLESEED FUND             ETF              90470k164     1675   123692 SH       SOLE                   123692
WALDEN SOCIAL EQUITY FUND      ETF              101156107     1737   128790 SH       SOLE                   128790
ZWEIG FUND                     ETF              989834106     1148   334586 SH       SOLE                   334586
FIRST OPPORTUNITY FUND INC     ETF              33587t108     1187   164904 SH       SOLE                   164904
ZWEIG TOTAL RETURN FUND        ETF              989837109      156    46149 SH       SOLE                    46149
MARKET VECTORS GOLD MINERS     ETF              57060U100      300     5500 SH       SOLE                     5500
SPROTT PHYSICAL GOLD TRUST     ETF              85207h104      264    20200 SH       SOLE                    20200
STREETTRACKS GOLD TRUST        ETF              78463V107     2876    19700 SH       SOLE                    19700
POWERSHARES US DOLLAR INDEX FU ETF              73936d107      959    45195 SH       SOLE                    45195
PROSHARES ULTRASHORT EURO      ETF              74347w882     1944   116000 SH       SOLE                   116000
GENERAL MOTORS 4.75% PFD SER B PFRD             37045v209     8041   164970 SH       SOLE                   164970
PUBLIC STORAGE PFD SER D 6.18% PFRD             74460D430      235     9400 SH       SOLE                     9400
PUBLIC STORAGE PFD SER E 6.75% PFRD             74460D398      205     8100 SH       SOLE                     8100
PUBLIC STORAGE PFD SER W 6.50% PFRD             74460d570     1872    74695 SH       SOLE                    74695
RED LION HOTELS CAPITAL TRUST  PFRD             75670L104      353    13863 SH       SOLE                    13863
ISHARES BARCLAYS 1-3 YRCD BD F ETF              464288646      789     7520 SH       SOLE                     7520